NON-CONTROLLING INTERESTS	6 Months Ended
Jun. 30, 2025
Disclosure Of Detailed Information About Non-controlling Interests [Abstract]
NON-CONTROLLING INTERESTS	NON-CONTROLLING INTERESTS
The company`s non-controlling interests are comprised of the following:

(MILLIONS)	June 30, 2025	December 31, 2024
Non-controlling interests
Participating non-controlling interests – in operating subsidiaries	$10,368	$10,508
Participating non-controlling interests – in a holding subsidiary held by the partnership	270	259
	$10,638	$10,767
Participating non-controlling interests – in operating subsidiaries
The net change in participating non-controlling interests – in operating subsidiaries is as follows:

(MILLIONS)	Interests held by third parties	As at December 31, 2024	Net income (loss)	Other comprehensive income (loss)	Capital contributions	Distributions	Other	As at June 30, 2025
Brookfield Americas Infrastructure Fund	78%	$44	$(1)	$(9)	$—	$—	$(1)	$33
Brookfield Infrastructure Fund II	43% - 60%	2,011	14	(169)	—	(18)	(3)	1,835
Brookfield Infrastructure Fund III	23% - 71%	2,986	(26)	47	—	(127)	(3)	2,877
Brookfield Infrastructure Fund IV	75%	842	(45)	114	—	—	1	912
Isagen institutional partners	53%	3,447	29	299	—	(274)	—	3,501
Isagen public non-controlling interests	0.3%	22	—	2	—	—	—	24
The Catalyst Group	25%	125	12	8	—	(3)	—	142
TerraForm Power	19%	193	(21)	6	—	—	—	178
Other	24% - 80%	838	(9)	(97)	157	(30)	7	866
Total		$10,508	$(47)	$201	$157	$(452)	$1	$10,368